PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Changes in equity [abstract]
Balance as	$ 21,952.0	$ 19,058.0	$ 21,673.0	$ 22,177.0	$ 22,177.0
Unit issuance	3.0	3.0	6.0
Repurchase Of Equity				5.0
Balance as	21,451.0	18,743.0	21,451.0	18,743.0	21,673.0
Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Balance as	1,643.0	1,606.0	1,687.0	2,039.0	2,039.0
Balance as	1,703.0	1,520.0	1,703.0	1,520.0	1,687.0
Non-controlling Interest - Class A Shares, equity [Member]
Changes in equity [abstract]
Balance as	622.0	625.0	638.0	0.0	0.0
Balance as	643.0	576.0	643.0	576.0	638.0
Limited Partners 1 [Member]
Changes in equity [abstract]
Balance as	4,129.0	4,008.0	4,233.0	5,048.0	5,048.0
Unit issuance	3.0	3.0	6.0
Repurchase Of Equity				5.0
Balance as	4,275.0	3,823.0	4,275.0	3,823.0	4,233.0
Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Balance as	11.0	14.0	12.0	18.0	18.0
Balance as	$ 11.0	12.0	$ 11.0	$ 12.0	$ 12.0
Issued capital [member] | Non-controlling Interest - Redeemable Partnership Units [Member]
Changes in equity [abstract]
Opening balance			121.9	121.9	121.9
Issued for cash			0.0		0.0
Ending balance	121.9		121.9		121.9
Balance as	$ 2,328.0	2,328.0	$ 2,328.0	$ 2,328.0	$ 2,328.0
Unit issuance			0.0		0.0
Balance as	$ 2,328.0	2,328.0	$ 2,328.0	$ 2,328.0	$ 2,328.0
Issued capital [member] | Non-controlling Interest - Class A Shares, equity [Member]
Changes in equity [abstract]
Opening balance			44.9	0.0	0.0
Non cash issuance			0.0		46.3
Class A Shares of BIPC conversion, shares			0.0		1.4
Ending balance	44.9		44.9		44.9
Balance as			$ (19.0)	$ 0.0	$ 0.0
Class A Shares of BIPC conversion, value			0.0		19.0
Balance as	$ (19.0)		$ (19.0)		$ (19.0)
Issued capital [member] | Special General Partner and Limited Partner
Changes in equity [abstract]
Opening balance			297.0	295.1	295.1
Issued for cash			0.1		0.2
Units converted from Exchange LP units			0.0		0.3
Class A Shares of BIPC conversion, shares			0.0		1.4
Ending balance	297.1		297.1		297.0
Balance as			$ 5,545.0	$ 5,514.0	$ 5,514.0
Unit issuance			6.0		9.0
Units converted from Exchange LP units, value			0.0		3.0
Class A Shares of BIPC conversion, value			0.0		19.0
Balance as	$ 5,551.0		$ 5,551.0		$ 5,545.0
Issued capital [member] | Special General Partner
Changes in equity [abstract]
Opening balance			1.6	1.6	1.6
Issued for cash			0.0		0.0
Units converted from Exchange LP units			0.0		0.0
Class A Shares of BIPC conversion, shares			0.0		0.0
Ending balance	1.6		1.6		1.6
Balance as			$ 19.0	$ 19.0	$ 19.0
Unit issuance			0.0		0.0
Units converted from Exchange LP units, value			0.0		0.0
Class A Shares of BIPC conversion, value			0.0		0.0
Balance as	$ 19.0		$ 19.0		$ 19.0
Issued capital [member] | Limited Partners 1 [Member]
Changes in equity [abstract]
Opening balance			295.4	293.5	293.5
Issued for cash			0.1		0.2
Units converted from Exchange LP units			0.0		0.3
Class A Shares of BIPC conversion, shares			0.0		1.4
Ending balance	295.5		295.5		295.4
Balance as	$ 5,529.0	5,498.0	$ 5,526.0	$ 5,495.0	$ 5,495.0
Unit issuance	3.0	3.0	6.0		9.0
Units converted from Exchange LP units, value			0.0		3.0
Class A Shares of BIPC conversion, value			0.0		19.0
Repurchase Of Equity				5.0
Balance as	$ 5,532.0	$ 5,520.0	$ 5,532.0	$ 5,520.0	$ 5,526.0
Issued capital [member] | Non-controlling Interest - Exchange LP Units, equity [Member]
Changes in equity [abstract]
Opening balance			1.0	1.2	1.2
Exchange LP unit special distribution, shares			0.0		0.1
Exchange LP unit conversion, shares			0.0		(0.3)
Ending balance	1.0		1.0		1.0
Balance as			$ 156.0	$ 159.0	$ 159.0
Exchange LP unit conversion, value			0.0		(3.0)
Balance as	$ 156.0		$ 156.0		$ 156.0
Preferred Unitholders Capital [Member]
Changes in equity [abstract]
Opening balance			57.9	49.9	49.9
Issued for cash			8.0		8.0
Ending balance	65.9		65.9		57.9
Balance as			$ 1,130.0	$ 935.0	$ 935.0
Unit issuance			194.0		195.0
Balance as	$ 1,324.0		$ 1,324.0		$ 1,130.0